Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income (loss) for the period	€ (52,809)	€ (63,984)	[1]	€ (20,759)	[1]
Elements which will be reclassified in the consolidated statement of income (loss):
Change in fair value of short-term investments and non-current financial assets	0	0		0
Foreign currency translation gain (loss)	(483)	222		5
Items which will not be reclassified in the consolidated statement of income (loss):
Actuarial gains and (losses) related to defined benefit obligations	584	(200)		622
Other comprehensive income (loss)	101	22		627
Total comprehensive income (loss)	€ (52,708)	€ (63,962)		€ (20,132)

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.